Note 8 - Other Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Investment Income, Interest	$ 25,000	$ 6,000
Gain (Loss) Related to Litigation Settlement		99,000
Proceeds from Collection of Other Receivables	$ 0	$ 67,000